TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax expense			—
PRC	—	7,165,097	—
Other jurisdictions	—	—	—
Deferred tax assets
PRC	(5,772,005)	25,905,564	4,915,611	771,367
Other jurisdictions	(15,151,553)	(44,312,311)	(183,867,203)	(28,852,776)
Subtotal	(20,923,558)	(18,406,747)	(178,951,592)	(28,081,409)
Change in valuation allowance
PRC	5,772,005	(25,905,564)	(4,915,611)	(771,367)
Other jurisdictions	15,151,553	44,312,311	183,867,203	28,852,776
Subtotal	20,923,558	18,406,747	178,951,592	28,081,409
Income tax expense	—	7,165,097	—	—

Schedule of reconciliation between statutory EIT rate and Group's effective tax rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2019	2020	2021

PRC statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	1%	(10)%	0%
Change in future tax rate (upon expiration of preferential rate)	2%	0%	0%
Change of prior year deferred tax assets	(15)%	1%	(19)%
Change of valuation allowance	(18)%	(10)%	(28)%
Income not subject to tax and non-deductible expenses, net	0%	0%	0%
Effect of expired net operating loss	5%	(6)%	22%
PRC withholding tax	0%	2%	0%
Effective EIT rate	0%	2%	0%

Schedule of significant components of deferred tax assets and liabilities

Significant components of deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	615,041	1,059,821	166,309
Temporary differences related to impairment on advances to suppliers	2,942,771	1,955,941	306,930
Temporary differences related to provision for doubtful accounts	689,811	631,200	99,049
Others	8,221,500	—	—
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	15,396,549	17,022,219	2,671,158
Startup expenses and advertising fees	212,880	105,917	16,621
Temporary differences related to research and development credits	1,057,050	—	—
Temporary differences related to equity investments	11,740,058	11,740,058	1,842,271
Foreign tax credits	—	—	—
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	784,609
Tax loss carry forwards	256,958,435	86,367,347	13,552,921
Total deferred tax assets	302,834,095	123,882,503	19,439,868
Less: Valuation allowance	(302,834,095)	(123,882,503)	(19,439,868)
Total deferred tax assets	—	—	—

Schedule of movement of valuation allowance on deferred tax assets

Movement of valuation allowance on deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Beginning balance	321,240,842	302,834,095	47,521,277
Decrease in valuation allowance	(18,406,747)	(178,951,592)	(28,081,409)
Ending balance	302,834,095	123,882,503	19,439,868